Benefit from Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
U.S. statutory rate	21.00%	21.00%
Uncertain tax position totaling	$ 639
Derecognized deferred tax liabilities	89
Net operating loss carryforwards	147,458
Increase in valuation allowance	40,605	22,310
Deferred Tax Assets, Valuation Allowance	71,514	30,908
Capitalization of research and development expense	21,586
Unrecognized tax benefits	639	728	$ 110
Interest on uncertain tax benefits	72	47
Penalties on uncertain tax benefits	96	64
2014 Ownership Change
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,271
Conversion of Convertible Notes in Exchange for Shares Upon Closing of the Business Combination
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance	4,823
Research and Development Credit Carry Forwards
Operating Loss Carryforwards [Line Items]
Uncertain tax position totaling	0	$ 89
Capital Loss Carryforwards
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 0
Federal | Research and Development Credit Carry Forwards
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards term	5 years
Federal | U.S.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 147,458
Net operating loss carryforwards, subject to expiration	$ 43,046
Federal | Minimum | U.S.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2033
Federal | Maximum | U.S.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2037
State | U.S.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 136,317
Net operating loss carryforwards expiration year	2029
Foreign | Research and Development Credit Carry Forwards
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards term	15 years